Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2015 Customers Vendors	Dec. 31, 2014 Customers Vendors	Dec. 31, 2013 Customers Vendors
Revenue [Member]
Concentration Risk (Textual)
Concentration risk, Percentage	10.00%	10.00%	10.00%
Revenue [Member] | Major Customers [Member]
Concentration Risk (Textual)
Concentration risk, Percentage	91.00%	83.00%	82.00%
Number of customers | Customers	3	3	2
Cost of Revenues [Member]
Concentration Risk (Textual)
Concentration risk, Percentage	10.00%	10.00%	10.00%
Cost of Revenues [Member] | Major Customers [Member]
Concentration Risk (Textual)
Concentration risk, Percentage	70.00%	79.00%	48.00%
Number of customers | Vendors	3	3	2